Debt - Ag Loan - Additional Information (Details) - Ag Loan - USD ($) $ in Millions		3 Months Ended	9 Months Ended
	Oct. 14, 2021	Sep. 30, 2023	Sep. 30, 2023
Debt Instrument [Line Items]
Debt instrument, face amount	$ 65.0
Debt instrument term	7 years
Interest expense			$ 1.5
Weighted average interest rate		5.25%	5.25%